Segment Information (FY) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of Reconciliation of Revenue from Segments to Consolidated

The following table presents statements of operations data and assets by segment (in thousands):

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2019	2018	2019	2018
Depreciation and amortization:
SES Foreign Operating	$—	$2	$—	$6
Technology licensing and related services	—	—	—	—
Corporate & other	14	6	27	13
Total depreciation and amortization	$14	$8	$27	$19

Operating loss:
SES Foreign Operating	$(25)	$(243)	$(95)	$(349)
Technology licensing and related services	(125)	(477)	(250)	(972)
Corporate & other	(1,773)	(1,183)	(2,191)	(2,271)
Total operating loss	$(1,923)	$(1,903)	$(2,536)	$(3,592)

Interest Expense:
SES Foreign Operating	$—	$—	$—	$—
Technology licensing and related services	—	—	—	—
Corporate & other	257	329	601	653
Total interest expense	$257	$329	$601	$653

The following table presents statements of operations data and assets by segment (in thousands):

	Year Ended June 30,
	2019	2018
Revenue:
SES Foreign Operating	$—	$894
Technology licensing and related services	—	613
Corporate	—	—
Total revenue	$—	$1,507

Depreciation and amortization:
SES Foreign Operating	$6	$10
Technology licensing and related services	—	—
Corporate	252	27
Total depreciation and amortization	$258	$37

Impairment loss:
SES Foreign Operating	5,000	3,500
Technology licensing and related services	—	—
Corporate	—	—
Total impairment loss	$5,000	$3,500

Operating loss:
SES Foreign Operating	(5,620)	(3,682)
Technology licensing and related services	(1,284)	(1,138)
Corporate	(4,162)	(5,331)
Total operating loss	$(11,066)	$(10,151)

Interest Expenses:
SES Foreign Operating	$—	$—
Technology licensing and related services	—	—
Corporate	1,326	869
Total interest expenses	$1,326	$869

Equity in losses of joint ventures:
SES Foreign Operating	$198	$715
Technology licensing and related services	—	—
Corporate	—	—
Total equity in losses of joint ventures	$198	$715

Schedule of Reconciliation of Assets from Segment to Consolidated
	December 31, 2019	June 30, 2019
Assets:
SES Foreign Operating	$83	$215
Technology licensing and related services	772	1,018
Corporate	1,547	1,423
Total assets	$2,402	$2,656

	June 30, 2019	June 30, 2018
Assets:
SES Foreign Operating	$215	$7,402
Technology licensing and related services	1,018	984
Corporate	1,423	5,928
Total assets	$2,656	$14,314